Post balance sheet events	12 Months Ended
Dec. 31, 2019
Post balance sheet events
Post balance sheet events

D4    Post balance sheet events

Dividends

The 2019 second interim ordinary dividend approved by the Board of Directors after 31 December 2019 is as described in note B6.

Coronavirus outbreak

The novel coronavirus outbreak, with thousands of cases reported in 2020 to date and the virus spreading to countries across Asia and the world, has disrupted the activity in the markets in which the Group operates and adversely impacted the economic conditions in the year to date. Given these conditions, lower levels of new business activity in all affected markets are to be expected. Further details on the Group capital position are set out in note I(i) of the Additional unaudited financial information.

The Group continues to monitor closely the development of the coronavirus outbreak and its impact on market conditions. If current economic conditions persist, management could take additional actions to mitigate the impact. These actions include, but are not limited to, rebalancing investment portfolios, further market risk hedging, increased use of reinsurance, repricing of in-force benefits, changes to new business pricing and the mix of new business being sold.

It is not practicable to quantify the potential financial effect of the outbreak on the Group at this stage.

Bancassurance agreement

On 19 March 2020, the Group announced it had signed a new bancassurance agreement with TMB Bank for a period of 15 years. This extended exclusive partnership agreement will commence on 1 January 2021 and until this time the current arrangement with Thanachart Bank will continue. This agreement requires the novation of TMB Bank's current bancassurance distribution agreement with another insurance group. The change in arrangements will cost Thai Baht 24.5 billion (equivalent to USD754 million based on exchange rate at 18 March 2020), which will be paid in two instalments, with Thai Baht 12.0 billion due in April 2020 and the remainder on 1 January 2021. The funding for this transaction will utilise a mixture of Prudential Asia’s existing resources and Prudential plc own resources, potentially also including new debt. In line with the Group's policy, the amounts described above will be capitalised as an intangible asset representing distribution rights.